Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Cash and Cash Equivalents
	2023	2022

Rabobank	€28,068	€-
Mechanics Bank	8,536	-
ING Bank	-	18
Cash in transit	(1)	430
Total	€36,603	€448